Note 2 - Summary of Significant Accounting Policies 1	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Significant Accounting Policies [Text Block]

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of the Condensed Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions reflected in these Condensed Consolidated Financial Statements include, but are not limited to, revenue recognition; determination of useful lives of property and equipment; valuation of warrant liabilities, earnout liabilities, stock options; and determination of income tax. We evaluate our estimates and assumptions on an ongoing basis. Actual results could differ from those estimates and such differences may be material to the Condensed Consolidated Financial Statements.

Revenue Recognition

We recognize revenue in accordance with Topic 606, Revenue from contracts with customers. Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that we expect to receive in exchange for goods or services provided under such contracts. We apply the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) we satisfy each performance obligation.

Our main revenue stream is from services. We recognize as revenues, the amount of the transaction price that is allocated to the respective performance obligation when or as the performance obligation is satisfied. Revenue is recognized ratably over the subscription period or at the point in time upon delivery. Our satellite imagery can be delivered to customers in two ways: either by providing access via our platform or via electronic delivery.

The nature of our contracts does not currently give rise to variable consideration related to returns or refunds as those are not offered.

We evaluate contracts with a minimum purchase commitment to determine whether we expect to be entitled to a breakage amount. We consider the requirements on constraining estimates variable consideration. The following factors are evaluated when assessing the increased likelihood of a significant revenue reversal: (i) the amount of consideration is highly susceptible to factors outside our influence or control (e.g., volatility in a market, judgment of action of third parties, weather conditions), (ii) uncertainty about the amount of consideration is not expected to be resolved for a long period of time, (iii) our experience with similar types of contracts is limited, or that experience has limited predictive value, (iv) we have a practice of either offering a broad range of price concessions or changing the payment terms and conditions of similar contracts in similar circumstances, and (v) the contract has a large number and broad range of possible consideration amounts.

We exclude amounts collected on behalf of third parties, such as sales taxes, when determining transaction price.

Contract liabilities consist of payments received from customers, or such consideration that is contractually due, in advance of providing the product or performing services.

We generally do not enter into long-term financing arrangements or payment plans with customers. Although our business practice is not to enter into contracts with non-cash consideration, at times this may occur. In these instances, we determine the fair value of the non-cash consideration at contract inception and includes this value as part of the total arrangement consideration. In instances where we cannot reasonably estimate the fair value of the non-cash consideration, we will measure the consideration indirectly by reference to its stand-alone selling price of the goods promised to the customer in exchange for consideration.

Fair Value Measurement

Certain assets and liabilities are carried at fair value in accordance with U.S. GAAP.

Valuation techniques used to measure fair value requires us to utilize observable and unobservable inputs. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Financial instruments carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•	Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

Assets and liabilities recognized at fair value on a recurring basis in the Condensed Consolidated Financial Statements are re-assessed at the end of each reporting period to determine whether any transfers have occurred between levels in the hierarchy.

For fair value disclosures, classes of assets and liabilities are based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy.

Credit risk management

Credit risk is the risk that a counterparty fails to discharge an obligation to us. We are exposed to credit risk from financial assets including cash, cash equivalents and restricted cash held at banks, trade and other receivables.

The credit risk is managed based on our credit risk management policies and procedures. Credit risk of any entity doing business with us is systematically analyzed, including aspects of a qualitative nature. The measurement and assessment of our total exposure to credit risk covers all financial instruments involving any counterparty risk.

The credit risk in respect of cash balances held with banks and deposits with banks are managed via diversification of bank deposits and are only with major reputable financial institutions.

As our risk exposure is mainly influenced by the individual characteristics of each customer, we continuously analyze the creditworthiness of significant debtors. Accounts receivable are non-interest bearing and generally on terms of 30 to 90 days. As of September 30, 2023 two customers, accounted for 84% of accounts receivable, net of allowance. As of December 31, 2022, one customer accounted for 72% of our accounts receivable net of allowance.

Two customers accounted for more than 10% of our revenue totaling $0.9 million for the three months ended September 30, 2023 and one customer accounted for more than 10% of our revenue totaling $1.7 million for the three months ended September 30, 2022. Two customers each accounted for more than 10% of our revenue totaling $4.4 million for the nine months ended September 30, 2023 and $3.8 million for the nine months ended September 30, 2022.

The Company contracts with certain third-party service providers to launch satellites and others for cloud-based computing infrastructure. Service providers who provide these services are limited. The inability of launch service providers and cloud based computing providers to perform under their contracts with the Company could materially impact future operating results.

Impairment of Assets

We assess potential impairments to long-lived assets whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. An impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets or asset group. We performed an impairment test as of September 30, 2023 due to our net loss for the period and concluded that the asset group is not impaired.

Estimates of future cash flows are highly subjective judgments based on management’s experience and knowledge of the Company's operations. These estimates can be significantly impacted by many factors, including changes in global economic conditions, operating costs, obsolescence of technology and competition.

If estimates or underlying assumptions change in the future, we may be required to record impairment charges. If the fair value of an asset group is less than its carrying amount, then the carrying amount of the asset group would be reduced to its fair value. That reduction is an impairment loss that would be recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

Equity Method Investments

We account for equity investments in which we have significant influence, but not a controlling financial interest, using the equity method of accounting. Under the equity method of accounting, investments are initially recorded at cost, less impairment, and subsequently adjusted to recognize our share of earnings or losses as a component of Other income (expense), net in the Condensed Consolidated Statements of Operations and Comprehensive Loss. Our equity method investments are required to be reviewed for impairment when it is determined there may be an other-than-temporary loss in value. We have not recorded any impairment losses related to our equity method investments during the period ended September 30, 2023.

Stock-Based Compensation

We measure and recognize all stock-based compensation expense based on estimated fair values for all stock-based awards made to employees and non-employees. Compensation cost is recognized over the requisite service period for each separate tranche, as though each tranche of the award is, in substance, a separate award. The expense calculation includes estimated forfeiture rates, which have been developed based upon historical experience.

The fair values for stock options are calculated using the Black-Scholes option pricing model using the following inputs:

Expected term - The simplified method is used to calculate the expected term.

Expected volatility - We determine the expected stock price volatility based on the historical volatilities of guideline companies from comparable industries.

Expected dividend yield - We do not use a dividend rate due to the fact that we have never declared or paid cash dividends on the Company’s common stock and we do not anticipate doing so in the foreseeable future.

Risk-free interest rate - We base our interest rate on a treasury instrument for which the term is commensurate with the maximum expected life of the stock options.

The fair values for restricted stock units ("RSUs") with service-based vesting conditions are calculated based upon our closing stock price on the date of the grant.

Foreign Currencies

The financial position and results of operations of certain of our foreign subsidiaries are measured using the local currency as the functional currency. Revenues and expenses of these subsidiaries have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities of these subsidiaries have been translated at the exchange rates as of the balance sheet date. Translation gains and losses are recorded in accumulated other comprehensive loss.

Aggregate foreign currency gains and losses, such as those resulting from the settlement of receivables or payables, foreign currency contracts and short-term intercompany advances in a currency other than the relevant subsidiary’s functional currency, are recorded currently in the Condensed Consolidated Statements of Operations and Comprehensive Loss (included in other income, net) and resulted in gains of $1.8 million and $1.1 million during the three months ended September 30, 2023 and 2022, respectively and $3.7 million and $1.6 million during the nine-month periods ended September 30, 2023 and 2022, respectively.

Leases

We determine if a contract is a lease or contains a lease at inception. On the lease commencement date, we recognize a right-of-use (“ROU”) asset and lease liability related to operating type leases. The cost of ROU assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Operating lease liabilities are recorded based on the present value of the future lease fixed payments. In determining the present value of future lease payments, we use our incremental borrowing rate applicable to the economic environment and the duration of the lease based on the information available at the commencement date as the majority of leases do not provide an implicit rate. For real estate and equipment contracts, we generally account for the lease and non-lease components as a single lease component. In assessing the lease term, we include options to renew only when we are reasonably certain that such option(s) will be exercised; a determination which is at our sole discretion. Variable lease payments are recognized as expenses in the period incurred. For leases with an initial term of 12 months or less, we have elected to not record an ROU asset and lease liability. We record lease expense on a straight-line basis over the shorter of the lease term and estimated useful lives of the assets, beginning on the commencement date.

We remeasure and reallocate the consideration in a lease when there is a modification of the lease that is not accounted for as a separate contract. The lease liability is remeasured when there is a change in the lease term or in the assessment of whether we will exercise a lease option. We assess ROU assets for impairment in accordance with our long-lived asset impairment policy.

We account for lease agreements with contractually required lease and non-lease components on a combined basis. Lease payments made for cancellable leases, variable amounts that are not based on an observable index and lease agreements with an original duration of less than 12 months are recorded directly to lease expense.

For the periods presented, the Company does not have any financing type leases.

For the three months ended September 30, 2023 and 2022, lease expense was $0.6 million and $0.5 million, respectively and for the nine months ended September 30, 2023 and 2022, lease expense was $1.9 million and $1.4 million, respectively. Lease obligations and right of use assets increased as of September 30, 2023 compared to December 31, 2022 due primarily to inflation adjustments to lease payments in certain facility leases, which were accounted for as lease modifications in the nine months ended September 30, 2023.

Accounts Receivable and Allowance for Credit Losses

Trade accounts receivable are stated at the amount owed by the customer, net of allowances for estimated credit losses, discounts, returns and rebates. We measure the allowance for credit losses based on the estimated loss.

In calculating an allowance for credit losses, we use our historical experience, external indicators and an aging method. We assess impairment of trade accounts receivable on a collective basis as they possess shared credit risk characteristics, which have been grouped based on customer industry type. The Company also considers account size in its groupings and the days past due in its analysis.

Accounts are written off against the allowance account when they are determined to be no longer collectible. The following table shows the activity in the allowance for credit losses for the nine months ended September 30, 2023 and 2022:

	Nine Months Ended September 30,
	2023	2022
Allowance for credit losses as of beginning of period	$3,237	$1,794
Provision	80	1,736
Allowance for credit losses as of end of period	$3,317	$3,530

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents include deposits in banks and short-term (original maturities of three months or less at the time of purchase), highly liquid investments that are readily convertible to known amounts of cash with a maturity of three months or less at the time of purchase.

Restricted cash, including amounts in Other non-current assets, represents amounts pledged as guarantees for sales and lease agreements as contractually required.

	September 30, 2023	December 31, 2022
Cash and cash equivalents	$30,971	$76,528
Restricted cash	—	126
Restricted cash included in Other non-current assets	1,151	1,138
Total cash, cash equivalents and restricted cash	$32,122	$77,792

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions reflected in these Consolidated Financial Statements include, but are not limited to, revenue recognition; determination of useful lives of property and equipment; valuation of warrant liabilities, earnout liabilities, stock options; and determination of income tax. We evaluate our estimates and assumptions on an ongoing basis. Actual results could differ from those estimates and such differences may be material to the Consolidated Financial Statements.

Revenue Recognition

We recognize revenue in accordance with Topic 606 Revenue from contracts with customers. Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that we expect to receive in exchange for goods or services provided under such contracts. We apply the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) we satisfy each performance obligation.

Our main revenue stream is from services. We recognize as revenues the amount of the transaction price that is allocated to the respective performance obligation when or as the performance obligation is satisfied. Generally, our performance obligations are transferred to customers at a point in time, typically upon delivery. Our satellite imagery can be delivered to customers in two ways, either by providing access via our platform or via electronic delivery.

The nature of our contracts does not currently give rise to variable consideration related to returns or refunds as those are not offered.

We evaluate contracts with a minimum purchase commitment to determine whether we expect to be entitled to a breakage amount. We consider the requirements on constraining estimates variable consideration. The following factors are evaluated when assessing the increased likelihood of a significant revenue reversal: (i) the amount of consideration is highly susceptible to factors outside our influence or control (e.g., volatility in a market, judgment of action of third parties, weather conditions), (ii) uncertainty about the amount of consideration is not expected to be resolved for a long period of time, (iii) our experience with similar types of contracts is limited, or that experience has limited predictive value, (iv) we have a practice of either offering a broad range of price concessions or changing the payment terms and conditions of similar contracts in similar circumstances, and (v) the contract has a large number and broad range of possible consideration amounts.

We exclude amounts collected on behalf of third parties, such as sales taxes, when determining transaction price.

Contract liabilities consist of payments received from customers, or such consideration that is contractually due, in advance of providing the product or performing services.

We generally do not enter into long-term financing arrangements or payment plans with customers. Although our business practice is not to enter into contracts with non-cash consideration, at times this may occur. In these instances, we determine the fair value of the non-cash consideration at contract inception and includes this value as part of the total arrangement consideration. In instances where we cannot reasonably estimate the fair value of the non-cash consideration, we will measure the consideration indirectly by reference to its stand-alone selling price of the goods promised to the customer in exchange for consideration.

Fair Value Measurement

Certain assets and liabilities are carried at fair value in accordance with U.S. GAAP.

Valuation techniques used to measure fair value requires us to utilize observable and unobservable inputs. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Financial instruments carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•	Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

Assets and liabilities recognized at fair value on a recurring basis in the Consolidated Financial Statements are re-assessed at the end of each reporting period to determine whether any transfers have occurred between levels in the hierarchy.

For fair value disclosures, classes of assets and liabilities are based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy.

Credit risk management

Credit risk is the risk that a counterparty fails to discharge an obligation to us. We are exposed to credit risk from financial assets including cash, cash equivalents and restricted cash held at banks, trade and other receivables.

The credit risk is managed based on our credit risk management policies and procedures. Credit risk of any entity doing business with us is systematically analyzed, including aspects of a qualitative nature. The measurement and assessment of our total exposure to credit risk covers all financial instruments involving any counterparty risk.

The credit risk in respect of cash balances held with banks and deposits with banks are managed via diversification of bank deposits and are only with major reputable financial institutions.

As our risk exposure is mainly influenced by the individual characteristics of each customer, we continuously analyze the creditworthiness of significant debtors. Accounts receivable are non-interest bearing and generally on terms of 30 to 90 days.

Impairment of Assets

We assess potential impairments to long-lived assets whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. An impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets or asset group. We performed an impairment test as of December 31, 2022, 2021 and 2020 due to our net loss for those years and concluded that the asset group is not impaired.

Estimates of future cash flows are highly subjective judgments based on management’s experience and knowledge of the Company's operations. These estimates can be significantly impacted by many factors, including changes in global economic conditions, operating costs, obsolescence of technology and competition.

If estimates or underlying assumptions change in the future, we may be required to record impairment charges. If the fair value of an asset group is less than its carrying amount, then the carrying amount of the asset group would be reduced to its fair value. That reduction is an impairment loss that would be recognized in the Consolidated Statements of Operations and Comprehensive Loss.

Equity Method Investments

We account for equity investments in which we have significant influence, but not a controlling financial interest, using the equity method of accounting. Under the equity method of accounting, investments are initially recorded at cost, less impairment, and subsequently adjusted to recognize our share of earnings or losses as a component of Other income (expense), net in the Consolidated Statements of Operations and Comprehensive Loss. Our equity method investments are required to be reviewed for impairment when it is determined there may be an other-than-temporary loss in value. We have not recorded any impairment losses related to our equity method investments during the year ended December 31, 2022. We did not hold any equity investments in 2021 or 2020.

Stock-Based Compensation

We measure and recognize all stock-based compensation expense based on estimated fair values for all stock-based awards made to employees and non-employees. Compensation cost is recognized over the requisite service period for each separate tranche, as though each tranche of the award is, in substance, a separate award. The expense calculation includes estimated forfeiture rates, which have been developed based upon historical experience.

The fair values for stock options are calculated using the Black-Scholes option pricing model using the following inputs:

Expected term - The simplified method is used to calculate the expected term.

Expected volatility - We determine the expected stock price volatility based on the historical volatilities of guideline companies from comparable industries.

Expected dividend yield - We do not use a dividend rate due to the fact that we have never declared or paid cash dividends on the Company’s common stock and we do not anticipate doing so in the foreseeable future.

Risk-free interest rate - We base our interest rate on a treasury instrument for which the term is commensurate with the maximum expected life of the stock options.

The fair values for restricted stock units ("RSUs") with service-based vesting conditions are calculated based upon our closing stock price on the date of the grant.

Foreign Currencies

The financial position and results of operations of certain of our foreign subsidiaries are measured using the local currency as the functional currency. Revenues and expenses of these subsidiaries have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities of these subsidiaries have been translated at the exchange rates as of the balance sheet date. Translation gains and losses are recorded in accumulated other comprehensive loss.

Aggregate foreign currency gains and losses, such as those resulting from the settlement of receivables or payables, foreign currency contracts and short-term intercompany advances in a currency other than the relevant subsidiary’s functional currency, are recorded currently in the Consolidated Statements of Operations and Comprehensive Loss (included in other income, net) and resulted in gains of $1,576, $1,022, and $594 during the years ended December 31, 2022, 2021, and 2020, respectively.

Leases

We determine if a contract is a lease or contains a lease at inception. On the lease commencement date, we recognize a right-of-use (“ROU”) asset and lease liability related to operating type leases. The cost of ROU assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Operating lease liabilities are recorded based on the present value of the future lease fixed payments. In determining the present value of future lease payments, we use our incremental borrowing rate applicable to the economic environment and the duration of the lease based on the information available at the commencement date as the majority of leases do not provide an implicit rate. For real estate and equipment contracts, we generally account for the lease and non-lease components as a single lease component. In assessing the lease term, we include options to renew only when we are reasonably certain that such option(s) will be exercised; a determination which is at our sole discretion. Variable lease payments are recognized as expenses in the period incurred. For leases with an initial term of 12 months or less, we have elected to not record an ROU asset and lease liability. We record lease expense on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, beginning on the commencement date.

We remeasure and reallocate the consideration in a lease when there is a modification of the lease that is not accounted for as a separate contract. The lease liability is remeasured when there is a change in the lease term or in the assessment of whether we will exercise a lease option. We assess ROU assets for impairment in accordance with our long-lived asset impairment policy.

We account for lease agreements with contractually required lease and non-lease components on a combined basis. Lease payments made for cancellable leases, variable amounts that are not based on an observable index and lease agreements with an original duration of less than 12 months are recorded directly to lease expense.

For the periods presented, we do not have any financing type leases.

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are stated at the amount owed by the customer, net of allowances for estimated doubtful accounts, discounts, returns and rebates. We measure the allowance for doubtful accounts based on the estimated loss.

In calculating an allowance for doubtful accounts, we use our historical experience, external indicators and an aging method. We assess impairment of trade accounts receivable on a collective basis as they possess shared credit risk characteristics which have been grouped based on the days past due.

Accounts are written off against the allowance account when they are determined to be no longer collectible. The following table shows the activity in the allowance for doubtful accounts for the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
Allowance for doubtful accounts as of beginning of period	$1,794	$—
Provision	1,736	1,794
Write-offs	—	—
Foreign exchange and other	(293)	—
Allowance for doubtful accounts as of end of period	$3,237	$1,794

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents include deposits in banks and short-term (original maturities of three months or less at the time of purchase), highly liquid investments that are readily convertible to known amounts of cash with a maturity of three months or less at the time of purchase.

Restricted cash, including amounts in Other non-current assets, represents amounts pledged as guarantees for sales and lease agreements as contractually required.

	December 31,
	2022	2021
Cash and cash equivalents	$76,528	$8,533
Restricted cash	126	—
Restricted cash included in Other non-current assets	1,138	—
Total cash, cash equivalents and restricted cash	$77,792	$8,533

Cash Flow Information

	Year Ended December 31,
	2022	2021	2020
Cash paid during the period for:
Income tax, net of refunds	$758	$96	$59
Interest	$3,520	$49,283	$27,286